Description of Business and Segmented Disclosures - Schedule of Capital Expenditures (Parenthetical) (Detail) $ in Millions	May 17, 2017 CAD ($)
Disclosure Of Reportable Segments [Abstract]
Carrying value of pre-existing interest	$ 9,081
Estimated fair value	$ 11,605